Employee benefits expenses - Schedule of Employee Benefits Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Employee Benefits Expenses [Line Items]
Employee benefits expenses	$ 2,151,970	$ 1,311,345	$ 912,772
Directors’ emoluments [Member]
Schedule of Employee Benefits Expenses [Line Items]
Directors’ emoluments	553,793	260,115	226,447
Short term employment benefits [Member]
Schedule of Employee Benefits Expenses [Line Items]
Short term employment benefits	1,395,550	895,300	522,391
Defined contribution plan [Member]
Schedule of Employee Benefits Expenses [Line Items]
Defined contribution plan	195,860	141,193	82,476
Other employee benefits [Member]
Schedule of Employee Benefits Expenses [Line Items]
Other employee benefits	$ 6,767	$ 14,737	$ 81,458